LEASE - Operating leases - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE
2021	$ 12,768	$ 14,374
2022	7,941	7,427
2023	4,833	3,632
2024	1,880	1,242
2025	2,398	369
Thereafter	10,651	1,859
Total future minimum lease payments	$ 40,471	$ 28,903